Organizational Structure and Corporate Information - Additional Information (Detail) - Ventanex $ in Millions	Feb. 10, 2020 USD ($) EarnoutPayment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Consideration	$ 36.0
Business acquisition, cash earnout payments dependent on achievement of certain growth targets	$ 14.0
Business acquisition number of cash earnout payments | EarnoutPayment	2